N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06153

Integrity Managed Portfolios

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: April 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

KANSAS MUNICIPAL FUND
Schedule of Investments April 30, 2014 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.0%)

Education (5.4%)
Hutchinson KS Cmnty College 5.000% 10/01/25	$350,000	$357,175
Hutchinson KS Cmnty College 5.250% 10/01/30	300,000	306,219
Hutchinson KS Cmnty College 5.250% 10/01/33	450,000	459,405
KS Dev Fin Auth Sales Tax Rev K-St-Olathe Innovation-L1 5.000% 09/01/39	200,000	212,808
KS Dev Fin Auth Rev Wichita ST Univ Student Hsg 5.000% 06/01/27	250,000	279,352
KS Dev Fin Auth Rev (Univ KS Research Cent) 5.000% 02/01/26	500,000	527,045
KS Dev Fin Auth Rev (KS St Proj) 4.375% 11/01/18	100,000	111,275
Washburn Univ Topeka KS Bldg Ref Rev (Living Learning Ctr Proj) 5.000% 07/01/19	955,000	959,727
		3,213,006

General Obligation (38.1%)
Atchison Cnty KS Unif Sch Dist #409 Ref & Impt Ser A 4.000% 09/01/25	500,000	541,725
Butler Cnty KS USD #402 5.250% 09/01/21	560,000	630,235
Butler Cnty KS USD #385 5.000% 09/01/18	500,000	582,475
Butler Cnty KS USD #394 5.000% 09/01/23	175,000	177,910
Cowley Cnty KS USD #470 5.500% 09/01/21	100,000	115,106
Cowley Cnty KS USD #470 4.750% 09/01/23	100,000	109,676
Cowley Cnty KS USD #470 4.750% 09/01/27	490,000	563,333
Cowley Cnty KS USD #465 (Winfield) 5.250% 10/01/14	10,000	10,032
Dickinson Cnty KS USD #473 5.000% 09/01/27	325,000	364,243
Dickinson Cnty KS USD #473 4.400% 09/01/29	100,000	106,614
Dodge KS Sch Dist #443 4.000% 09/01/16	120,000	125,545
Douglas Cnty KS USD #491 Eudora 5.500% 09/01/24	250,000	277,872
Douglas Cnty KS USD #491 Eudora 5.000% 09/01/23	375,000	418,234
Douglas Cnty KS USD #491 Eudora 5.125% 09/01/29	250,000	277,740
Ford Cnty KS Sales Tax - Ser A 4.500% 09/01/24	500,000	524,825
Geary Cnty KS USD #475 4.500% 09/01/23	650,000	672,815
Harvey Cnty KS USD #373 (Newton) 4.000% 09/01/18	250,000	280,340
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/23	200,000	235,874
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/25	1,000,000	1,178,900
Johnson & Miami Cnty KS Unif Sch Dist #230 5.500% 09/01/30	500,000	585,805
Johnson Cnty KS USD# 231 5.000% 10/01/25	250,000	288,125
Johnson Cnty KS USD #231 Prerefunded Ref & Impt Ser A 5.000% 10/01/24	735,000	749,781
Johnson Cnty KS USD #231 Unrefunded Ref & Impt Ser A 5.000% 10/01/24	400,000	405,836
Johnson Cnty KS USD #232 (Desoto) 5.250% 09/01/23	500,000	531,605
Johnson Cnty KS USD #232 (Desoto) 5.000% 09/01/15	100,000	106,377
Johnson Cnty KS USD #233 4.000% 09/01/18	150,000	168,724
Junction City KS Ref & Impt 5.000% 09/01/25	250,000	265,365
Junction City KS Unlimited GO 4.250% 09/01/21	100,000	110,492
Junction City KS Unlimited GO 4.400% 09/01/22	100,000	110,519
Junction City KS Unlimited GO 4.500% 09/01/23	100,000	109,213
Leavenworth Cnty KS USD #453 GO Impt & Ref 5.250% 03/01/24	200,000	225,740
Leavenworth Cnty KS USD #453 4.750% 09/01/25	300,000	329,052
*Leavenworth Cnty KS USD #453 GO Impt & Ref 5.125% 03/01/29	1,000,000	1,103,750
Wichita Cnty KS USD #467 (Leoti) 5.000% 10/01/18	100,000	115,599
Manhattan KS GO 5.000% 11/01/28	130,000	143,147
Miami Cnty USD #416 Louisburg 5.000% 09/01/20	275,000	304,469
Montgomery Cnty KS USD #446 5.000% 09/01/33	250,000	263,390
Neosho Cnty KS USD #413 5.000% 09/01/20	345,000	350,499
Neosho Cnty KS USD #413 4.000% 09/01/31	250,000	255,135
Newton KS Unlimited GO 5.000% 09/01/21	100,000	116,446
Newton KS Unlimited GO 4.750% 09/01/29	435,000	475,024
Olathe KS GO 4.000% 10/01/19	100,000	106,582
Park City KS 5.100% 12/01/20	200,000	231,696
Park City KS 5.500% 12/01/24	100,000	114,391
Park City KS 6.000% 12/01/29	500,000	574,195
Park City KS GO Ref & Impr 5.375% 12/01/25	250,000	276,232
Reno County Kansas GO 4.000% 09/01/23	175,000	187,064
Salina KS GO 4.625% 10/01/27	200,000	212,276
Sedgwick Cnty KS USD #261 5.000% 11/01/21	250,000	272,277
Sedgwick Cnty KS USD #262 5.000% 09/01/24	250,000	276,895
Sedgwick Cnty KS USD #262 5.000% 09/01/18	100,000	116,804
Sedgwick Cnty KS USD #262 5.000% 09/01/28	485,000	561,800
Sedgwick Cnty KS USD #262 5.000% 09/01/28	15,000	16,383
Sedgwick Cnty KS USD #265 (Goddard) 4.250% 10/01/20	750,000	824,310
Sedgwick Cnty KS USD #265 (Goddard) 4.500% 10/01/26	250,000	268,557
Sedgwick Cnty KS USD #266 Maize Sch 5.250% 09/01/19	515,000	597,086
Sedgwick Cnty KS USD #266 Maize Sch 5.250% 09/01/20	360,000	411,131
Seward Cnty KS Unlimited GO Hosp Ref & Impt 5.000% 08/01/40	500,000	542,790
Shawnee Cnty KS GO 5.000% 09/01/16	655,000	696,704
Shawnee Cnty KS USD #345 (Seaman) GO 5.000% 9/01/25	250,000	289,547
Wichita KS GO 4.500% 09/01/22	150,000	162,917
Wichita KS GO 4.750% 09/01/27	180,000	195,300
Wyandotte Cnty KS GO 5.000% 08/01/19	150,000	161,937
Wyandotte Cnty KS GO 5.000% 08/01/25	250,000	273,805
Wyandotte Cnty KS GO 5.000% 08/01/27	500,000	546,080
Wyandotte Cnty KS USD #202 5.250% 09/01/18	100,000	117,318
Wyandotte Cnty KS USD #202 5.000% 09/01/25	250,000	289,623
		22,631,287

Health Care (19.6%)
KS Dev Fin Auth Lease Rev Univ KS Tenant 5.000% 06/15/39	1,000,000	1,048,600
KS Dev Fin Auth Rev Adventist Health 5.150% 11/15/23	250,000	277,172
KS Dev Fin Auth Rev Adventist Health 5.250% 11/15/24	250,000	276,765
KS Dev Fin Auth Rev Adventist Health 5.500% 11/15/29	100,000	112,331
KS Dev Fin Auth Rev Adventist Health 5.750% 11/15/34	250,000	252,985
KS Dev Fin Auth Rev Sisters Leavenworth-Ser A 5.000% 01/01/40	500,000	520,135
KS Dev Fin Auth Hlth Fac Rev Hays Med Ctr 5.000% 11/15/22	500,000	520,720
KS Dev Fin Auth Stormont-Vail Healthcare 5.125% 11/15/32	410,000	425,449
KS Dev Fin Auth Stormont-Vail Healthcare 5.125% 11/15/36	500,000	517,200
KS Dev Fin Auth Hlth Fac Rev Hays Med Ctr 5.000% 05/15/25	250,000	266,645
KS Dev Fin Auth Hlth Fac Rev Hays Med Ctr 5.000% 05/15/35	1,000,000	1,039,580
KS Devl Fin Auth (Univ of KS Hosp Auth) 5.000% 03/01/28	755,000	805,502
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. 4.125% 11/15/27	100,000	102,908
Lawrence KS (Mem Hosp) Rev 5.125% 07/01/26	500,000	516,485
Lawrence KS (Mem Hosp) Rev 5.125% 07/01/36	300,000	307,200
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.500% 03/01/35	500,000	538,555
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/23	250,000	280,590
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/24	250,000	277,168
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/29	500,000	539,495
Olathe KS Health Fac Rev (Med Ctr) 5.000% 09/01/29	500,000	520,250
Olathe KS Hlth Facs Rev Olathe Med Ctr 5.000% 09/01/30	250,000	263,775
Olathe KS Hlth Facs Rev Olathe Med Ctr - Ser A 4.000% 09/01/28	250,000	253,963
Olathe KS Hlth Facs Rev Olathe Med Ctr - Ser A 4.000% 09/01/30	445,000	449,018
Sedgwick Cnty KS Health Care Rev (Catholic Care Ctr) 5.000% 08/01/25	1,000,000	1,059,240
Univ KS Hosp Auth 5.000% 09/01/26	100,000	104,613
Wichita KS (Via Christi Health Sys) Rev 5.000% 11/15/29	300,000	361,227
		11,637,571

Housing (0.5%)
Kansas City KS Mtg Rev Rev 5.900% 11/01/27	65,000	65,078
KS Dev Fin Auth Rev (Sec. 8) Rev Ref. 6.400% 01/01/24	215,000	215,157
		280,235

Other Revenue (19.2%)
Butler Cnty KS Pub Bldg Impt Rev 4.500% 10/01/21	160,000	166,125
Dodge City KS Sales Tax Rev 5.000% 06/01/21	310,000	351,388
Dodge City KS Sales Tax Rev 4.400% 06/01/25	350,000	378,417
Dodge City KS Sales Tax Rev 4.500% 06/01/28	100,000	106,114
*Dodge City KS Sales Tax Rev 5.250% 06/01/31	1,000,000	1,091,720
KS Dev Fin Auth Rev KS Projs-Ser B 4.125% 05/01/31	500,000	515,960
KS Dev Fin Auth Athletic Fac Rev (K-St Athletics Inc) 5.000% 07/01/32	250,000	264,660
KS Dev Fin Auth Rev (KS St Proj) Unrefunded 5.000% 10/01/17	20,000	20,085
*KS Dev Fin Auth Rev (KS St Proj) 5.000% 05/01/26	1,335,000	1,372,006
KS Dev Fin Auth Rev (KS St Proj) 5.000% 11/01/34	500,000	536,725
KS Dev Fin Auth Rev (Dept Admin) 5.000% 11/01/25	250,000	274,688
KS Dev Fin Auth Rev (KS St Proj) 4.100% 05/01/19	250,000	263,485
KS Dev Fin Auth Rev (KS St Proj) Unrefunded 4.500% 11/01/17	125,000	139,835
KS Dev Fin Auth Rev (KS St Proj) 5.250% 11/01/25	350,000	391,377
KS Dev Fin Auth Rev (Athletic Facs Univ of KS) 5.000% 06/01/33	250,000	254,988
KS Dev Fin Auth Rev (KS St Proj) 5.000% 05/01/35	250,000	266,598
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.000% 03/01/28	250,000	273,068
Manhattan KS Sales Tax Rev Downtown Redev 5.250% 12/01/26	125,000	133,455
Manhattan KS Sales Oblig Rev North Proj Area - Downtown A 5.000% 12/01/26	500,000	531,955
Manhattan KS Sales Tax Rev 4.500% 12/01/25	500,000	539,045
*Manhattan KS Sales Tax Rev 5.000% 12/01/32	1,000,000	1,080,990
Neosho Cnty KS Sales Tax Rev 4.000% 10/01/23	500,000	534,415
Topeka KS Pub Bldg Commn Lease Rev Social & Rehab Proj 5.000% 06/01/22	255,000	287,992
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 4.000% 09/01/28	600,000	633,048
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 5.000% 09/01/32	500,000	543,360
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 5.000% 09/01/37	400,000	427,800
		11,379,299

Transportation (0.7%)
KS Dev Fin Auth Rev (Road Revolving Fund) 4.625% 10/01/26	250,000	271,153
Overland Park KS Trans Dev Dist Sales Tax Rev Oak Park Mall 5.200% 04/01/20	155,000	168,096
		439,249

Utilities (13.5%)
Burlington KS Envrn Impt Rev Kansas City Power & Lights 4.650% 09/01/35	300,000	300,381
*Burlington KS PCR (Gas & Elec) 5.300% 06/01/31	1,000,000	1,001,760
Burlington KS PCR (Gas & Elec) 4.850% 06/01/31	250,000	254,973
*KS Municipal Energy Agency (Jameson Energy Project) Rev 5.750% 07/01/38	1,000,000	1,107,790
Kansas Power Pool Elec Util Rev 4.500% 12/01/28	500,000	513,260
Kansas Power Pool Elec Util Rev 5.000% 12/01/31	750,000	775,493
Wamego KS PCR (KS Gas & Elec Proj) 5.300% 06/01/31	750,000	751,208
Wichita KS Wtr & Swr Rev 5.000% 10/01/17	245,000	272,947
Wichita KS Wtr & Swr Rev 5.000% 10/01/23	300,000	326,553
Wichita KS Wtr & Swr Rev 4.000% 10/01/18	200,000	219,620
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/27	100,000	101,729
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/24	200,000	223,858
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/29	500,000	554,260
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/36	250,000	267,330
*Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/32	1,250,000	1,363,075
		8,034,237

TOTAL MUNICIPAL BONDS (COST: $54,924,245)		$57,614,884

SHORT-TERM SECURITIES (1.6%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.010% (Cost: $937,460)	937,460	$937,460

TOTAL INVESTMENTS IN SECURITIES (COST: $55,861,705) (98.6%)		$58,552,344
OTHER ASSETS LESS LIABILITIES (1.4%)		821,854

NET ASSETS (100.0%)		$59,374,198

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

^	Variable rate security; rate shown represents rate as of April 30, 2014.

NEBRASKA MUNICIPAL FUND
Schedule of Investments April 30, 2014 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (95.4%)

Education (20.8%)
Douglas Cnty Ed Fac Rev Creighton Univ 5.500% 07/01/30	$350,000	$380,755
*Douglas Cnty Ed Fac Rev Creighton Univ 5.875% 07/01/40	1,500,000	1,640,175
Douglas Cnty NE Hosp Auth #2 (Boys Town Proj) 4.750% 09/01/28	200,000	212,032
Lincoln NE Ed & Fac Rev (Wesleyan Univ) 4.000% 04/01/32	750,000	747,742
NE St Colleges Student Fees (Wayne St College) 4.000% 07/01/30	200,000	202,368
NE Edl Fin Auth Rev Ref - Clarkson College Proj 5.050% 09/01/30	250,000	268,062
NE Elem & Secondary Sch Auth Ed Facs Rev 4.750% 09/01/28	250,000	265,665
Polk Cnty Sch Dist #15 4.000% 12/15/31	400,000	403,940
Univ of NE Fac Corp Deferred Maintenance 5.000% 07/15/20	500,000	549,230
Univ of NE Univ Rev Kearney Student Fees & Facs 5.000% 07/01/35	600,000	625,272
Univ of NE Brd of Regt Student Facs 5.000% 05/15/32	250,000	266,202
Univ of NE Brd of Regt (Hlth & Rec Proj) 5.000% 05/15/33	600,000	641,982
Univ of NE Rev Lincoln Student 4.000% 07/01/24	250,000	266,545
Univ of NE Omaha Student Hsg Proj 4.500% 05/15/30	250,000	268,527
Univ of NE Omaha Student Hsg Proj 5.000% 05/15/35	275,000	304,507
Univ of NE (Univ of NE - Lincoln Student Fees) Rev 5.000% 07/01/42	1,000,000	1,083,860
Univ of NE Lincoln Student Facs 5.000% 07/01/38	250,000	273,550
		8,400,414

General Obligation (20.3%)
Buffalo County NE GO 4.000% 12/15/30	135,000	138,792
Buffalo County NE GO 4.000% 12/15/31	250,000	254,862
Douglas Cnty Sch Dist #59 Bennington Pub Schools 4.000% 12/15/28	250,000	251,335
Hall Cnty NE Ref GO 4.000% 12/15/29	250,000	258,432
Hall Cnty NE Sch Dist #2 Grand Island 5.000% 12/15/23	500,000	540,335
Knox Cnty Sch Dist #0583 Verdigre Schools 4.500% 12/15/29	250,000	261,320
Lancaster Cnty Sch Dist #160 Norris Schools 4.250% 12/15/25	400,000	409,116
Lincoln-Lancaster Cnty Neb Pub Bldg Lease Rev 4.000% 10/15/30	100,000	103,335
*Madison Cnty Sch Dist #2 (Norfolk) 5.000% 12/15/25	1,545,000	1,628,677
Omaha, NE (Convention Center) G.O. 5.250% 04/01/27	1,000,000	1,268,880
Omaha NE Various Purpose 4.250% 10/15/26	500,000	520,970
Omaha NE Unlimited GO 5.000% 10/15/25	250,000	283,892
Sarpy Cnty Sch Dist #27 Papillion-LA Vista GO 5.000% 12/01/28	250,000	273,705
Papio Missouri River NE Natural Res Dist GO 4.000% 12/15/23	250,000	261,630
Papio Missouri River NE Natural Res Dist GO 4.000% 12/15/24	250,000	261,690
Papio Missouri River NE Natural Res Dist GO 5.000% 12/15/26	250,000	275,307
Ralston NE Arena GO 4.500% 09/15/31	500,000	510,385
Scotts Bluff Cnty NE Sch Dist #32 GO Bldg Bonds 4.300% 12/15/29	440,000	449,970
Washington Cnty S/D #0003 GO 4.000% 12/15/34	250,000	251,865
		8,204,498

Health Care (11.6%)
Adams Cnty NE Hosp Auth #1 Hosp Rev (Mary Lanning Mem Hosp) 5.250% 12/15/33	250,000	259,282
Douglas Cnty NE Hosp Auth #001 (Alegent Hlth - Immanuel Med Ctr) Rev 5.250% 09/01/21	250,000	250,842
Douglas Cnty NE Hosp Auth #002 (NE Med Ctr) 5.000% 11/15/16	250,000	271,757
Douglas Cnty NE Hosp Auth #002 Immanuel Group 5.500% 01/01/30	500,000	541,540
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	795,000	825,433
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	415,000	440,153
*Lancaster Cnty NE Hosp Auth #1 (BryanLGH Med Ctr Proj) 4.750% 06/01/21	1,000,000	1,034,840
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/23	250,000	275,330
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/24	250,000	274,723
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/25	250,000	272,828
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/32	250,000	266,563
		4,713,291

Housing (2.3%)
Lancaster Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	250,000	266,573
NE Invmt Fin Auth Multifamily Hsg Rev 6.200% 06/01/28	135,000	135,046
Sarpy Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	500,000	533,405
		935,024

Other Revenue (8.9%)
Lincoln NE West Haymarket Joint Pub Agy GO Fac 5.000% 12/15/42	750,000	813,908
NE Cooperative Republican Platte Enhancement Project River 5.125% 12/15/33	250,000	260,710
Omaha Convention Hotel Corp 5.000% 02/01/35	500,000	515,975
Omaha Pub Fac Corp Lease Rev Omaha Tech & Forestry Equip 4.000% 11/15/31	115,000	120,080
*Omaha NE Special Tax Rev 5.000% 02/01/27	1,000,000	1,149,110
Omaha NE Special Tax Rev 4.000% 02/01/32	500,000	516,820
Upper Republican Natural Resource District 4.000% 12/15/24	200,000	206,570
		3,583,173

Transportation (1.4%)
Lincoln NE Pkg Rev 5.500% 08/15/31	500,000	570,550

Utilities (30.1%)
*Central Plains Energy Project 5.000% 09/01/27	1,000,000	1,067,060
Central Plains Energy Proj Rev 5.250% 09/01/37	500,000	528,640
Central Plains Energy Proj Rev 5.000% 09/01/42	500,000	512,525
NE Cornhusker Pub Pwr Dist Elec Sys Rev Ref 4.650% 07/01/29	250,000	252,168
Grand Island, NE Sewer Syst Rev 5.000% 09/15/26	250,000	285,758
Hastings NE Comb Utility Rev Ref 4.000% 10/15/32	500,000	517,915
*Lincoln NE Elec Syst Rev 5.000% 09/01/37	1,000,000	1,103,790
Lincoln NE Elec Syst Rev 5.000% 09/01/31	250,000	267,413
Lincoln NE San Swr Rev 4.500% 06/15/29	250,000	259,810
Lincoln NE Solid Waste Mgmt Rev 4.000% 08/01/25	275,000	301,659
Lincoln NE Solid Waste Mgmt Rev 4.000% 08/01/27	400,000	432,588
Lincoln NE Wtr Rev 4.000% 08/15/25	250,000	269,658
Lincoln NE Wtr Rev 4.500% 08/15/34	250,000	264,728
NE Metropolitan Utility Dist Omaha Water Rev 4.000% 12/15/24	750,000	805,125
NE Metropolitan Utility Dist Omaha Water Rev 4.000% 12/15/26	250,000	264,865
Mun Energy Agy of NE Pwr Supply Rev 5.125% 04/01/24	195,000	216,561
Mun Energy Agy of NE 5.000% 04/01/30	500,000	553,160
Mun Energy Agy of NE 5.000% 04/01/32	100,000	110,268
NE Pub Pwr Dist Rev 5.000% 01/01/28	500,000	565,590
NE Pub Pwr Dist Rev 5.000% 01/01/26	250,000	277,585
Omaha NE Metropolitan Util Wtr Dist Rev 4.375% 12/01/26	400,000	415,760
Omaha Pub Pwr Rev Elec Rev 5.250% 02/01/23	250,000	277,285
Omaha Pub Pwr Rev 5.500% 02/01/33	100,000	109,737
Omaha NE Pub Pwr Dist Elec Syst Rev 6.200% 02/01/17	395,000	431,936
Omaha NE Pub Pwr Dist (Elec Rev) 4.750% 02/01/25	250,000	262,550
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/24	250,000	267,638
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/32	1,000,000	1,032,360
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/27	250,000	266,878
Southern Pub Pwr Dist 5.000% 12/15/23	250,000	277,275
		12,198,285

TOTAL MUNICIPAL BONDS (COST: $37,552,772)		$38,605,235

SHORT-TERM SECURITIES (3.4%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.010% (Cost: $1,378,959)	1,378,959	$1,378,959

TOTAL INVESTMENTS IN SECURITIES (COST: $38,931,731) (98.8%)		$39,984,194
OTHER ASSETS LESS LIABILITIES (1.2%)		476,197

NET ASSETS (100.0%)		$40,460,391

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

^	Variable rate security; rate shown represents rate as of April 30, 2014.

OKLAHOMA MUNICIPAL BOND
Schedule of Investments April 30, 2014 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (90.5%)

Education (15.5%)
McClain Cnty OK Econ Dev Auth Ed Lease Rev (Purcell Schs) 4.250% 09/01/20	$335,000	$344,444
OK Agric & Mech Colleges OK St Univ 5.000% 07/01/39	140,000	148,530
OK Agric & Mech Colleges Rev (OK St Univ) 4.400% 08/01/39	630,000	647,117
*OK Community College Student Fac Rev 4.375% 07/01/30	750,000	785,528
OK Dev Fin Auth Lease Rev Master St Higher Ed 4.400% 12/01/29	250,000	264,483
OK Dev Fin Auth OK St Higher Ed (Master Lease) 4.500% 06/01/26	250,000	260,100
OK Cap Impt Auth (Higher Ed Proj) 5.000% 07/01/22	500,000	528,025
OK Cap Impt Auth (Higher Ed Proj) 5.000% 07/01/24	250,000	264,013
*OK Cap Impt Auth (Higher Ed Proj) 5.000% 07/01/30	1,000,000	1,056,050
OK Colleges Brd of Regt (Multi Facs) Rev 4.750% 06/01/29	250,000	250,348
Brd of Regt (OK Univ Science Ctr) 5.000% 07/01/36	1,000,000	1,053,040
Univ of OK Student Hsg (Cameron Univ) Rev 5.500% 07/01/23	250,000	251,360
Univ of OK Rev 5.000% 07/01/37	290,000	315,343
		6,168,381

General Obligation (6.4%)
Broken Arrow GO Series A 4.125% 08/01/31	180,000	190,453
Oklahoma City OK 4.250% 03/01/22	110,000	114,002
Oklahoma City OK 5.000% 03/01/27	400,000	436,472
Oklahoma City OK 4.000% 03/01/24	1,000,000	1,111,640
Tulsa OK GO 4.500% 03/01/23	700,000	718,921
		2,571,488

Health Care (2.6%)
OK Devl Finance Auth (St John Health Sys) 5.000% 02/15/37	500,000	521,765
OK Dev Fin Auth (St John Health Syst) 5.000% 02/15/42	250,000	259,822
Tulsa Cnty Ind Auth Health Fac 4.600% 02/01/35	250,000	262,673
		1,044,260

Housing (1.5%)
OK Hsg Fin 5.050% 09/01/23	260,000	263,635
OK Hsg Fin 5.150% 09/01/29	130,000	131,665
OK Hsg Fin 5.200% 09/01/32	130,000	132,378
OK Hsg Fin Single Family Mtg Rev 5.100% 03/01/17	35,000	36,419
OK Hsg Fin Single Family Mtg Rev 5.100% 09/01/17	30,000	31,015
		595,112

Other Revenue (16.0%)
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/35	275,000	291,519
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/40	250,000	262,927
Durant OK Community Fac Auth Sales Tax Rev 5.500% 11/01/19	250,000	256,925
Oklahoma City, OK Economic Dev Trust 5.000% 03/01/32	250,000	269,125
Oklahoma City, OK Economic Dev Trust 5.000% 03/01/34	500,000	533,810
Oklahoma City, OK Economic Dev Trust 5.000% 03/01/33	250,000	267,762
Oklahoma City OK Pub Auth (OK City Fairgrounds Fac) 5.500% 10/01/19	250,000	265,520
Oklahoma City Pub Property Hotel Tax Rev 4.500% 10/01/31	155,000	159,983
OK Cap Impt Auth (Supreme Court Proj) 4.500% 07/01/26	500,000	517,445
OK Cap Impt Auth (OK St Bureau of Investigation) 4.375% 07/01/22	100,000	104,706
OK Cap Impt Auth (OK St Bureau of Investigation) 4.375% 07/01/23	100,000	104,226
OK Cap Impt Auth (OK St Bureau of Investigation) 4.500% 07/01/24	200,000	208,942
Pawnee Cnty OK Pub Programs Auth Sales Tax Rev 4.875% 02/01/30	145,000	159,742
*Rogers Cnty OK Indl Dev Auth Cap Impt Rev 4.900% 04/01/35	500,000	536,150
Tahlequah, OK Pub Facs Auth Sales Tax Rev 4.000% 04/01/23	550,000	580,299
Tulsa Airport Impt Rev 5.000% 06/01/23	420,000	449,299
Tulsa Airport Impt Rev 5.000% 06/01/24	230,000	243,425
Tulsa Airport Impt Rev 5.250% 06/01/25	245,000	263,380
Tulsa Airport Impt Rev 5.250% 06/01/26	360,000	383,620
Tulsa OK Pkg Auth Pkg Rev 4.000% 07/01/25	500,000	527,985
		6,386,790

Transportation (13.0%)
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/19	250,000	280,485
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/21	250,000	274,243
OK St Cap Impt Auth 4.000% 10/01/24	1,000,000	1,087,940
OK St Cap Impt Auth 4.000% 10/01/25	1,000,000	1,083,040
OK St Turnpike Auth Rev 5.000% 01/01/28	250,000	281,507
OK St Turnpike Auth 5.000% 01/01/23	500,000	589,885
OK St Turnpike Auth Rev 5.000% 01/01/30	250,000	281,563
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	129,901
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.375% 06/01/24	275,000	283,522
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	129,901
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.750% 06/01/31	500,000	508,475
Tulsa OK Arpts Impt Tr Gen Rev Ref 6.000% 06/01/23	250,000	255,187
		5,185,649

Utilities (35.5%)
Claremore, OK (Public Works Util Rev.) 4.000% 07/01/19	300,000	331,926
Coweta Pub Works Util Rev 5.000% 08/01/34	100,000	105,537
Edmond OK Pub Wks Auth Util Rev 4.850% 01/01/24	155,000	156,172
Edmond OK Pub Wks Auth Util Rev 4.750% 07/01/24	250,000	256,810
Glenpool Util Rev 5.100% 12/01/35	250,000	270,903
Grand River Dam Auth Rev 5.000% 06/01/27	1,000,000	1,113,030
Grand River Dam Auth Rev 4.800% 06/01/33	200,000	214,498
*Grand River Dam Auth Rev 5.250% 06/01/40	2,000,000	2,198,260
Jenks Aquarium Auth Rev 5.250% 07/01/29	500,000	506,935
McAlester OK Pub Works Auth 5.100% 02/01/30	100,000	100,745
*Midwest City Municipal Auth Cap Impt Rev 5.000% 03/01/25	2,000,000	2,253,560
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/29	425,000	428,077
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/34	250,000	251,745
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 4.000% 07/01/34	250,000	260,660
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/31	250,000	283,520
*OK Mun Pwr Auth Rev 5.750% 01/01/24	2,230,000	2,582,184
OK Wtr Resources Brd 5.000% 04/01/28	500,000	562,395
OK Wtr Resources Brd 5.000% 04/01/32	140,000	157,884
Oklahoma St Wtr Resource Brd Rev 5.000% 04/01/23	100,000	119,721
Oklahoma St Wtr Resource Brd Rev 5.000% 04/01/24	150,000	177,030
Oklahoma St Wtr Resource Brd Rev 4.000% 04/01/25	150,000	163,702
Sallisaw OK Mun Auth Rev 4.450% 01/01/28	100,000	106,340
Sapulpa OK Mun Auth Util Sys Rev 5.000% 04/01/28	750,000	844,597
Tulsa Metropolitan Auth Util Rev 4.250% 05/01/26	100,000	103,460
Tulsa Metropolitan Auth Util Rev 4.500% 05/01/27	610,000	629,764
		14,179,455

TOTAL MUNICIPAL BONDS (COST: $34,914,282)		$36,131,135

SHORT-TERM SECURITIES (8.9%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.010% (Cost: $3,541,993)	3,541,993	$3,541,993

TOTAL INVESTMENTS IN SECURITIES (COST: $38,456,275) (99.4%)		$39,673,128
OTHER ASSETS LESS LIABILITIES (0.6%)		243,723

NET ASSETS (100.0%)		$39,916,851

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

^	Variable rate security; rate shown represents rate as of April 30, 2014.

Maine Municipal Fund
Schedule of Investments April 30, 2014 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (89.7%)

Education (14.4%)
ME Ed Loan Auth Student Loan Rev 5.875% 12/01/39	$135,000	$144,540
ME Ed Loan Auth 4.450% 12/01/25	100,000	106,413
*ME Health & Higher Ed Facs Auth Rev Ser A-Bowdoin College 5.125% 07/01/39	715,000	770,755
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/32	5,000	5,009
ME Health & Higher Ed Facs Auth Rev Unrefunded Bal 5.000% 07/01/23	135,000	143,064
ME Health & Higher Ed Facs Auth Rev 4.750% 07/01/31	250,000	266,815
ME Health & Higher Ed Facs Auth Rev Colby Clg 4.000% 07/01/24	270,000	294,081
Regl Sch Unit No 1 ME Lower Kennebec Region Sch Unit 5.000% 02/01/26	100,000	111,974
Univ of ME Sys Rev 4.625% 03/01/29	100,000	103,322
*Univ of ME Sys Rev 4.750% 03/01/37	550,000	565,037
		2,511,010

General Obligation (23.1%)
Auburn, ME GO 4.500% 09/01/22	100,000	115,910
Bangor ME 4.000% 09/01/24	155,000	166,449
Falmouth ME GO 4.250% 11/15/31	200,000	212,682
Gorham, ME Unlimited GO 4.000% 10/01/23	100,000	111,616
Gray ME Unlimited GO 4.000% 10/15/26	280,000	303,979
Gray ME Unlimited GO 4.000% 10/15/27	280,000	301,364
Lewiston ME GO 4.500% 01/15/25	200,000	202,894
State of Maine General Obligation 4.000% 06/01/20	150,000	171,311
ME St Hsg Auth Energy Recovery Fd 5.000% 06/15/24	250,000	274,148
Portland ME 4.250% 05/01/29	150,000	158,363
Portland ME 4.125% 10/01/29	100,000	106,755
Portland ME UNLTD GO 5.000% 08/01/21	125,000	150,964
Portland ME 5.000% 08/01/22	125,000	148,266
Saco ME GO 4.000% 04/01/28	100,000	106,548
Scarborough ME GO 4.400% 11/01/31	250,000	257,863
Scarborough ME GO 4.400% 11/01/32	480,000	494,995
Scarborough, ME GO 4.000% 11/01/28	100,000	106,551
ME Sch Adminstrative Dist # 51 4.250% 10/15/29	250,000	268,273
ME Sch Adminstrative Dist # 51 4.000% 10/15/29	100,000	109,232
Waterville Maine Unltd GO 3.000% 04/01/25	250,000	257,938
		4,026,101

Health Care (19.5%)
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	250,000	270,853
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/25	340,000	342,128
*ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/39	610,000	633,479
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/26	115,000	124,215
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	250,000	290,520
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/40	250,000	261,563
ME Health & Higher Ed Facs Auth Rev 4.500% 07/01/31	200,000	205,812
ME Health & Higher Ed Facs Auth Rev 5.250% 07/01/23	200,000	226,302
ME Health & Higher Gen Med Ctr 6.650% 07/01/32	500,000	541,890
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	180,000	207,043
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/23	250,000	291,258
		3,395,063

Housing (6.6%)
ME St Hsg Auth 4.000% 11/15/24	75,000	78,078
ME St Hsg Auth 4.450% 11/15/30	100,000	101,100
*ME St Hsg Auth 5.000% 11/15/29	350,000	362,054
ME St Hsg Auth 4.700% 11/15/27	250,000	258,457
ME St Hsg Auth 4.375% 11/15/25	100,000	100,895
ME St Hsg Auth 5.150% 11/15/32	250,000	252,732
		1,153,316

Other Revenue (7.0%)
ME Governmental Facs Auth Lease Rent Rev 5.000% 10/01/23	125,000	125,471
ME Governmental Facs Auth Ser A 4.000% 10/01/24	200,000	212,192
Maine Municipal Bond Bank 4.000% 11/01/38	125,000	125,851
Maine Municipal Bond Bank 5.000% 11/01/25	125,000	145,830
ME Mun Bd Bk (Swr & Wtr) Rev Unrefunded 4.900% 11/01/24	5,000	5,012
*PR Pub Fin Corp Comwlth Appropriations 5.375% 06/01/18	515,000	601,978
		1,216,334

Transportation (13.0%)
*ME Mun Bd Bk Transn Infrastructure Rev 5.000% 09/01/24	1,000,000	1,127,660
ME St Tpk Auth 5.125% 07/01/30	500,000	512,775
Portland ME Airport Rev 5.250% 01/01/35	250,000	268,712
Portland ME Airport Rev 5.000% 07/01/22	100,000	115,366
Portland ME Airport Rev 5.000% 07/01/23	100,000	114,469
Portland ME Airport Rev 5.000% 07/01/24	100,000	113,461
		2,252,443

Utilities (6.1%)
*Kennebunk ME Pwr & Light Dist 5.000% 08/01/22	500,000	539,970
Portland ME Wtr Dist Rev 4.250% 11/01/27	500,000	523,685
		1,063,655

TOTAL MUNICIPAL BONDS (COST: $14,990,092)		$15,617,922

SHORT-TERM SECURITIES (8.8%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.010% (Cost: $1,537,600)	1,537,600	$1,537,600

TOTAL INVESTMENTS IN SECURITIES (COST: $16,527,692) (98.5%)		$17,155,522
OTHER ASSETS LESS LIABILITIES (1.5%)		255,866

NET ASSETS (100.0%)		$17,411,388

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

^	Variable rate security; rate shown represents rate as of April 30, 2014.

NEW HAMPSHIRE MUNICIPAL FUND
Schedule of Investments April 30, 2014 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.6%)

Education (12.2%)
New Hampshire Health & Educ Facs Auth (Pinkerton Academy) 4.625% 06/01/30	$50,000	$53,067
New Hampshire Health & Educ Facs Auth (Pinkerton Academy) 4.875% 06/01/35	70,000	73,183
NH Health & Ed Fac Auth Rev Southern NH Univ 5.000% 01/01/17	200,000	217,690
NH Health & Ed Fac Auth Rev Southern NH Univ 5.000% 01/01/20	100,000	112,829
NH Health & Ed Facs Dartmouth College 5.250% 06/01/39	100,000	112,234
		569,003

General Obligation (45.0%)
Carroll County NH UNLTD GO 4.000% 08/01/20	100,000	112,600
Concord NH 4.600% 10/15/14	100,000	100,059
*Concord NH 4.000% 01/15/24	100,000	112,093
Dover NH GO 4.000% 06/15/28	100,000	106,261
*Hampton NH GO 4.000% 12/15/20	200,000	205,598
Hillsborough NH GO 4.000% 11/01/20	100,000	102,285
Hillsborough NH GO 4.000% 11/01/21	100,000	102,375
Hooksett, NH Sch Dist GO 5.000% 07/15/22	100,000	120,923
Merrimack Cnty NH GO 4.250% 12/01/19	100,000	110,370
Merrimack Cnty NH GO 4.500% 12/01/26	100,000	105,884
Merrimack Cnty NH GO 4.500% 12/01/27	100,000	106,433
Nashua NH Unltd Go Capital Impt 3.000% 10/15/21	100,000	106,571
*NH Mun Bd Bk 2009 Series D 4.000% 07/15/25	175,000	187,324
NH St Cap Impt GO 4.750% 03/01/27	100,000	107,867
Portsmouth NH GO Cap Impt 4.000% 08/01/19	100,000	103,469
Portsmouth NH GO Cap Impt 4.000% 12/01/30	100,000	104,957
Rochester NH GO 4.750% 07/15/20	200,000	204,074
		2,099,143

Health Care (21.4%)
NH Health & Ed Facs Rev Wentworth Douglas Hosp 5.500% 01/01/26	100,000	109,904
NH Health & Ed Facs Conway Hosp 5.250% 06/01/16	100,000	105,489
NH Health & Ed Facs Rev Southern NH Med Ctr 5.250% 10/01/23	100,000	107,147
NH Health & Ed Facs Rev Healthcare Sys-Covenant Hlth-B 5.000% 07/01/24	100,000	104,567
*NH Health & Ed Rev Covenant Health 5.000% 07/01/31	150,000	156,147
NH Health & Ed Rev Catholic Med Center 5.000% 07/01/24	100,000	111,045
*NH St Health & Ed Facs Auth Rev Concord Hosp-Ser A 5.000% 10/01/26	100,000	110,852
NH Health & Ed Facs Auth Rev Dartmouth-Hitchcock 6.000% 08/01/33	115,000	115,781
NH St Health & Ed Fac Covenant Hlth Sys 5.000% 07/01/42	75,000	77,838
		998,770
Housing (12.1%)
NH St Hsg Single Fam Rev 4.900% 07/01/25	65,000	65,141
NH St Hsg Single Fam Rev 5.000% 07/01/30	65,000	65,169
NH St Hsg Fin Auth Single Family Mtg Rev 5.350% 07/01/40	85,000	86,278
*NH St Hsg Fin Auth Single Family Mtg Rev 4.625% 07/01/25	150,000	154,422
NH St Hsg Fin Auth Single Family Mtg Rev 4.875% 07/01/28	85,000	89,453
NH St Hsg Fin Auth Multi Family Hsg 5.200% 07/01/31	100,000	105,382
		565,845

Other Revenue (3.4%)
NH St Business Fin Auth Solid Waste Disp Rev - Waste Mgmt Inc 5.200% 05/01/27	150,000	158,081

Transportation (2.5%)
New Hampshire State Turnpike System 5.000% 08/01/25	100,000	117,594

TOTAL MUNICIPAL BONDS (COST: $4,410,382)		$4,508,436

SHORT-TERM SECURITIES (1.9%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.010% (Cost: $90,947)	90,947	$90,947

TOTAL INVESTMENTS IN SECURITIES (COST: $4,501,329) (98.5%)		$4,599,383
OTHER ASSETS LESS LIABILITIES (1.5%)		68,393

NET ASSETS (100.0%)		$4,667,776

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

^	Variable rate security; rate shown represents rate as of April 30, 2014.

NOTE: INVESTMENT IN SECURITIES (unaudited)
April 30, 2014, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
	Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
Investments at cost	$55,861,705	$38,931,731	$38,456,275	$16,527,692	$4,501,329
Unrealized appreciation	$2,936,483	$1,331,644	$1,338,784	$678,206	$124,305
Unrealized depreciation	($245,844)	($279,181)	($121,931)	($50,376)	($26,251)
Net unrealized appreciation (depreciation)*	$2,690,639	$1,052,463	$1,216,853	$627,830	$98,054

*	Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of April 30, 2014:

Kansas Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$937,460	$0	$0	$937,460
Municipal Bonds	0	57,614,884	0	57,614,884
Total	$937,460	$57,614,884	$0	$58,552,344

Nebraska Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$1,378,959	$0	$0	$1,378,959
Municipal Bonds	$0	$38,605,235	$0	$38,605,235
Total	$1,378,959	$38,605,235	$0	$39,984,194

Oklahoma Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$3,541,993	$0	$0	$3,541,993
Municipal Bonds	0	36,131,135	0	36,131,135
Total	$3,541,993	$36,131,135	$0	$39,673,128

Maine Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$1,537,600	$0	$0	$1,537,600
Municipal Bonds	0	15,617,922	0	15,617,922
Total	$1,537,600	$15,617,922	$0	$17,155,522
	.
New Hampshire Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$90,947	$0	$0	$90,947
Municipal Bonds	0	4,508,436	0	4,508,436
Total	$90,947	$4,508,436	$0	$4,599,383

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

By: /s/ Shannon D. Radke
Shannon D. Radke
President

June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

June 26, 2014

By: /s/ Adam Forthun
Adam Forthun
Treasurer

June 26, 2014